Non-Controlling Interest (Tables)	12 Months Ended
Jul. 31, 2020
Non Controlling Interest [Abstract]
Schedule of information relating to subsidiary
	July 31, 2020	July 31, 2019
	KIT	Neal Up Brands Inc.
Current assets	$—	$2,500
Non-current assets	7,455	—
Current liabilities	—	—
Non-current liabilities	—	—
Non-controlling interest (%)	40%	40%
Non-controlling interest	$3,379	$1,000